Intangible Assets, net and Intangible Liabilities, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Intangible Assets, net
Cost	$ 797	$ 10,276
Accumulated amortization	0	(452)
Total	797	9,824
Intangible Liabilities, net
Cost	2,723	16,846
Accumulated amortization	(386)	(1,363)
Total	2,337	15,483
Lease revenue	81	82	$ 82
Net amortization related to intangibles was a reduction in lease expense		(155)	$ (156)
Below market lease	797	9,824
Derecognized intangible liabilities	2,337	$ 15,483
Savannah - Dock Acquisition
Intangible Liabilities, net
Intangible asset	797
Impact due to adoption of ASU 2016-02
Intangible Assets, net
Total				$ 9,000
Intangible Liabilities, net
Total				13,000
Below market lease				9,000
Derecognized intangible liabilities				$ 13,000
Amortization expense post-adoption
Intangible Liabilities, net
Total	2,337
Derecognized intangible liabilities	2,337
Intangible Liabilities
2020	80
2021	80
2022	80
2023	80
2024	36
Thereafter	$ 1,981